Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FOCUS GROWTH FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec. 29, 2016
Document Creation Date	dei_DocumentCreationDate	Dec. 23, 2016